Merger (Tables)	8 Months Ended
Oct. 31, 2018
Business Combinations [Abstract]
Merger

The following is the statement of stockholders’ equity as of October 31, 2018 reflecting the recapitalization.

	Common Stock
	Shares	Amount	Additional Paid in Capital	Shares to be issued	Accumulated (Deficit)	Total
Balances, February 26, 2018	-	$-	$-	$-	$-	$-

Shares issued by Apotheca in exchange for services ($.001 par value)	60,000,000	6,000	-	-	-	6,000

Recapitalization on August 2, 2018	51,314,000	105,314	(1,444,587)			(1,339,273)

Shares issued in satisfaction of accrued liability (license settlement)	2,600,000	2,600	1,141,000			1,144,000

Shares to be issued				73,700		73,700

Net loss from February 26, 2018 through October 31, 2018					(405,339)	(405,339)

Balances, October 31, 2018	113,914,000	$113,914	$(303,187)	$73,7000	$(405,339)	$(520,912)